CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 111	$ 24	$ 153
Prepaid expenses and other current assets	186	94	86
Total current assets	297	118	239
Property and equipment:
Laboratory equipment	60	29	29
Office furniture and other equipment	171	172	123
Property, Plant and Equipment, Gross, Total	231	201	152
Less accumulated depreciation and amortization	(133)	(123)	(113)
Property and equipment, net	98	78	39
Deposit and other non-current assets	33	16	16
Total assets	428	212	294
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable	8,173	3,808
Accounts payable, related party	4,503	1,589	10,527
Accounts Payable Unrealted Party		2,219	2,835
Accrued expenses	8,186	2,815
Accrued expenses, related party	5,844	630	1,749
Accrued Expenses Unrelated Party		2,185	2,074
Notes payable	4,662	5,205
Note payable to related parties	2,177	2,056	4,000
Notes Payable Unrelated Party		3,149	1,364
Convertible notes, net	15,114	8,420
Convertible notes payable to related party, net	6,382	3,588	0
Convertible Notes Payable Unrelated Party		4,832	2,736
Embedded derivative liability	18	601	839
Liability for reclassified equity contracts	0	29,903	0
Total current liabilities	36,153	50,752	26,124
Long term liabilities:
Notes payable	100	200	350
Convertible notes payable, net	2,279	1,433	555
Convertible notes payable to related party, net			949
Total long term liabilities	2,379	1,633	1,854
Total liabilities	38,532	52,385	27,978
Stockholders' equity (deficit):
Preferred stock
Common stock	194	150	73
Additional paid-in capital	250,467	199,605	191,344
Deficit accumulated during the development stage	(288,575)	(251,778)	(218,948)
Cumulative translation adjustment	(190)	(150)	(153)
Total stockholders' equity (deficit)	(38,104)	(52,173)	(27,684)
Total liabilities and stockholders' equity (deficit)	$ 428	$ 212	$ 294